UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           |x|; Amendment Number: 1

This Amendment (Check only one):   |x| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Capital Management, LLC

Address:  1370 Avenue of the Americas
          New York, New York  10019

13F File Number: 028-10733

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333


Signature, Place and Date of Signing:

/s/ Alan Rivera              New York, New York               May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        21

Form 13F Information Table Value Total:   $134,889
                                         (thousands)




List of Other Included Managers:

1. Name: MMI Investments, LP               13F File Number: 028-12272

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

                                                                FORM 13F INFORMATION TABLE

                                                                      March 31, 2011



COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5     COLUMN 6        COLUMN 7        COLUMN 8

                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT      OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (X1000)  PRN AMT   PRN CALL DISCRETION      MANAGERS  SOLE      SHARED NONE
--------------                --------------  -----      -------  -------   --- ---- ----------      --------  ----      ------ ----
AMERICAN DENTAL PARTNERS      COM             025353103   2,446     186,400 SH       SHARED-DEFINED  1           186,400
AMERICAN DENTAL PARTNERS      COM             025353103      19       1,450 SH       SOLE            NONE          1,450
BRINKS CO                     COM             109696104   1,152      34,800 SH       SHARED-DEFINED  1            34,800
BRINKS CO                     COM             109696104      20         600 SH       SOLE            NONE            600
CHECKPOINT SYS INC            COM             162825103  26,443   1,176,300 SH       SHARED-DEFINED  1         1,176,300
CHECKPOINT SYS INC            COM             162825103      54       2,400 SH       SOLE            NONE          2,400
CORE MARK HOLDING CO INC      COM             218681104   6,703     202,800 SH       SHARED-DEFINED  1           202,800
CORE MARK HOLDING CO INC      COM             218681104      45       1,375 SH       SOLE            NONE          1,375
DHT HOLDINGS INC              COM             Y2065G105  29,817   6,199,000 SH       SHARED-DEFINED  1         6,199,000
DHT HOLDINGS INC              COM             Y2065G105      54      11,300 SH       SOLE            NONE         11,300
DUCOMMUN INC DEL              COM             264147109   5,676     237,500 SH       SHARED-DEFINED  1           237,500
DYNAMICS RESH CORP            COM             268057106   1,049      64,185 SH       SHARED-DEFINED  1            64,185
DYNAMICS RESH CORP            COM             268057106      16       1,000 SH       SOLE            NONE          1,000
EMS TECHNOLOGIES INC          COM             26873N108  23,232   1,182,000 SH       SHARED-DEFINED  1         1,182,000
EMS TECHNOLOGIES INC          COM             26873N108      53       2,700 SH       SOLE            NONE          2,700
KIRKLANDS INC                 COM             497498105     374      24,200 SH       SHARED-DEFINED  1            24,200
KIRKLANDS INC                 COM             497498105      35       2,250 SH       SOLE            NONE          2,250
KRATOS DEFENSE & SEC SOLUTIO  COM NEW         50077B207  29,940   2,105,500 SH       SHARED-DEFINED  1         2,105,500
KRATOS DEFENSE & SEC SOLUTIO  COM NEW         50077B207      50       3,500 SH       SOLE            NONE          3,500
OMNICELL INC                  COM             68213N109   7,696     505,000 SH       SHARED-DEFINED  1           505,000
OMNICELL INC                  COM             68213N109      15       1,000 SH       SOLE            NONE          1,000







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